Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Receivables [abstract]
Real estate held for own use and equipment	€ 324	€ 455
Receivables	8,880	5,622
Accrued income	843	1,366
Right-of-use assets	158	199	€ 211
Other assets and receivables	€ 10,204	€ 7,642